SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2018
Share Purchase Warrants Tables Abstract
Issued and outstanding share purchase warrants continuity
Weighted
	Average	Number of
	Exercise	Common	Fair
	Price Per	Shares	Value
(in thousands except share amounts)	Share (CAD)	Issuable	Amount

Balance-January 1, 2017	$-	-	$-

February 2017 warrants issued	1.27	1,673,077	435
Balance-December 31, 2017 and 2018	$1.27	1,673,077	$435